Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Taxes (Details) [Line Items]
Taxable income, percentage	(3.40%)	0.00%
Income tax rate	25.00%	25.00%
Tax loss	$ 850	$ 270
HONG KONG
Taxes (Details) [Line Items]
Taxable income, percentage	16.50%
CHINA
Taxes (Details) [Line Items]
Income tax rate	25.00%